Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 143.9%
	Aerospace & Defense: 2.4%
571,678	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.104%, (US0003M + 4.000%), 04/06/26	$574,954	0.1
1,063,322	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.104%, (US0003M + 4.000%), 04/06/26	1,068,859	0.1
947,500	KBR, Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 04/25/25	952,830	0.1
8,795,747	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/24	7,823,501	1.0
2,410,295	TransDigm, Inc. 2018 Term Loan E, 4.202%, (US0001M + 2.500%), 05/30/25	2,410,796	0.3
3,033,815	TransDigm, Inc. 2018 Term Loan F, 4.202%, (US0001M + 2.500%), 06/09/23	3,039,503	0.4
3,246,236	TransDigm, Inc. 2018 Term Loan G, 4.202%, (US0001M + 2.500%), 08/22/24	3,248,940	0.4
		19,119,383	2.4

	Auto Components: 0.4%
3,095,643	Broadstreet Partners, Inc. 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 11/08/23	3,099,512	0.4

	Automotive: 5.8%
1,090,000	Autokiniton US Holdings, Inc. Term Loan, 7.452%, (US0001M + 5.750%), 05/22/25	1,040,950	0.1
788,827	Belron Finance US LLC 2018 Term Loan B, 4.151%, (US0003M + 2.250%), 11/13/25	791,045	0.1
6,162,235	Belron Finance US LLC USD Term Loan B, 4.144%, (US0003M + 2.250%), 11/07/24	6,191,764	0.8
272,727	Belron Finance US LLC 2019 USD Term Loan B, 4.436%, (US0003M + 2.500%), 10/30/26	273,989	0.0
2,811,508	Bright Bidco B.V. 2018 Term Loan B, 5.473%, (US0003M + 3.500%), 06/30/24	1,346,010	0.2
3,554,479	Dynacast International LLC Term Loan B2, 5.354%, (US0003M + 3.250%), 01/28/22	3,332,324	0.4
EUR 1,170,120	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	1,275,271	0.2
9,185,633	Gates Global LLC 2017 USD Repriced Term Loan B, 4.452%, (US0001M + 2.750%), 04/01/24	9,174,151	1.2
3,288,889	Hertz Corporation, (The) 2016 Term Loan B, 4.656%, (US0003M + 2.750%), 06/30/23	3,305,333	0.4
1,265,438	Holley Purchaser, Inc. Term Loan B, 6.927%, (US0003M + 5.000%), 10/24/25	1,208,493	0.1
501,232	KAR Auction Services, Inc. 2019 Term Loan B6, 4.000%, (US0001M + 2.250%), 09/19/26	504,678	0.1
695,412	Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	664,118	0.1
88,454 (1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 4.952%, (US0001M + 3.250%), 03/20/25	84,474	0.0
70,801 (1)	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 5.585%, (US0003M + 3.500%), 05/14/26	70,748	0.0
1,412,477	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.410%, (US0003M + 3.500%), 05/14/26	1,411,418	0.2
5,480,000	Panther BF Aggregator 2 LP USD Term Loan B, 5.202%, (US0001M + 3.500%), 04/30/26	5,474,860	0.7
1,507,839	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/24	1,419,254	0.2
5,076,650	Tenneco, Inc. 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 10/01/25	4,867,238	0.6
2,932,500	Truck Hero, Inc. 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 04/21/24	2,757,465	0.3
627,475	Truck Hero, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 04/21/25	583,552	0.1
		45,777,135	5.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Beverage & Tobacco: 0.3%
2,376,650	Sunshine Investments B.V. USD Term Loan B3, 5.160%, (US0003M + 3.250%), 03/28/25	$2,381,078	0.3

	Brokers, Dealers & Investment Houses: 1.0%
5,994,962	Brookfield Property REIT Inc. 1st Lien Term Loan B, 4.200%, (US0003M + 2.500%), 08/27/25	5,924,845	0.8
1,940,338	Forest City Enterprises, L.P. 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 12/08/25	1,948,219	0.2
		7,873,064	1.0

	Building & Development: 3.4%
3,463,572	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.210%, (US0001M + 2.500%), 03/24/24	3,471,691	0.4
4,315,216	Core & Main LP 2017 Term Loan B, 4.671%, (US0001M + 2.750%), 08/01/24	4,272,064	0.5
4,550,643	GYP Holdings III Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 06/01/25	4,545,664	0.6
1,872,063	Henry Company LLC Term Loan B, 5.702%, (US0001M + 4.000%), 10/05/23	1,873,232	0.2
1,613,183	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.104%, (US0003M + 4.000%), 05/30/25	1,497,571	0.2
EUR 1,000,000	LSF10 Edilians Investments S.a r.l. EUR Term Loan B2, 4.250%, (EUR003M + 4.250%), 10/10/25	1,107,997	0.1
EUR 1,599,655	LSF10 XL Bidco S.C.A. EUR Term Loan B3, 4.000%, (EUR003M + 4.000%), 10/31/26	1,719,820	0.2
1,702,644	MX Holdings US, Inc. 2018 USD Term Loan B1C, 4.452%, (US0001M + 2.750%), 07/31/25	1,713,640	0.2
4,310,060	Quikrete Holdings Inc Term Loan, 4.452%, (US0001M + 2.750%), 11/15/23	4,313,650	0.6
546,675	SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 01/23/25	547,529	0.1
2,001,042	Werner FinCo LP 2017 Term Loan, 5.702%, (US0001M + 4.000%), 07/24/24	1,956,019	0.3
		27,018,877	3.4

	Building Materials: 0.8%
6,650,862	NCI Building Systems, Inc. 2018 Term Loan, 5.509%, (US0001M + 3.750%), 04/12/25	6,588,430	0.8

	Business Equipment & Services: 14.6%
934,615	24-7 Intouch Inc 2018 Term Loan, 5.952%, (US0001M + 4.250%), 08/25/25	906,577	0.1
2,159,368 (2)	Acosta Holdco, Inc. 2015 Term Loan, 4.947%, (US0001M + 3.250%), 09/26/21	403,532	0.1
390,993	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 07/23/21	368,413	0.0
1,400,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.202%, (US0001M + 6.500%), 07/25/22	1,212,166	0.2
6,542,299	AlixPartners, LLP 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 04/04/24	6,579,099	0.8
1,866,900	Ascend Learning, LLC 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 07/12/24	1,873,513	0.2
1,258,680	Big Ass Fans, LLC 2018 Term Loan, 5.854%, (US0003M + 3.750%), 05/21/24	1,262,220	0.2
EUR 980,000	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,084,263	0.1
3,394,504	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 4.854%, (US0003M + 2.750%), 06/16/23	3,399,456	0.4
4,255,483	Colorado Buyer Inc Term Loan B, 4.770%, (US0001M + 3.000%), 05/01/24	3,573,086	0.5
1,271,996	Convergint Technologies LLC 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/03/25	1,255,565	0.2
4,333,516	EIG Investors Corp. 2018 1st Lien Term Loan, 5.667%, (US0003M + 3.750%), 02/09/23	4,089,756	0.5
2,154,966	Ellie Mae, Inc. Term Loan, 5.863%, (US0002M + 4.000%), 04/17/26	2,151,824	0.3
2,625,721	EVO Payments International LLC 2018 1st Lien Term Loan, 4.950%, (US0003M + 3.250%), 12/22/23	2,634,748	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,525,625	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.452%, (US0001M + 3.750%), 10/01/25	$2,543,252	0.3
900,000	Flexential Intermediate Corporation 2nd Lien Term Loan, 9.382%, (US0003M + 7.250%), 08/01/25	577,500	0.1
1,295,275	GreenSky Holdings, LLC 2018 Term Loan B, 5.000%, (US0001M + 3.250%), 03/31/25	1,282,322	0.2
EUR 1,256,035	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	1,327,245	0.2
1,017,060	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.064%, (US0003M + 4.000%), 11/21/24	970,021	0.1
1,976,440	iQor US Inc. 2nd Lien Term Loan, 10.849%, (US0003M + 8.750%), 04/01/22	1,330,802	0.2
2,969,672	iQor US Inc. Term Loan B, 7.099%, (US0003M + 5.000%), 04/01/21	2,599,701	0.3
5,926,683	KUEHG Corp. 2018 Incremental Term Loan, 5.854%, (US0003M + 3.750%), 02/21/25	5,888,160	0.7
1,664,650	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.336%, (US0003M + 3.250%), 03/13/25	1,660,142	0.2
1,250,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/26	1,243,750	0.2
EUR 555,556	Markermeer Finance B.V. 2019 EUR 1st Lien Term Loan B, 4.250%, (EUR006M + 4.250%), 12/23/24	613,387	0.1
1,050,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.446%, (US0006M + 7.250%), 06/13/25	1,014,563	0.1
2,040,533	NeuStar, Inc. 2018 Term Loan B4, 5.202%, (US0001M + 3.500%), 08/08/24	1,921,927	0.2
3,814,451	NVA Holdings, Inc. Term Loan B3, 6.500%, (PRIME + 1.750%), 02/02/25	3,814,451	0.5
4,501,450	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 01/03/25	4,489,494	0.6
4,231,099	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 05/01/25	4,214,353	0.5
1,008,433	Prometric Holdings, Inc. 1st Lien Term Loan, 4.710%, (US0001M + 3.000%), 01/29/25	994,567	0.1
7,982,236	Red Ventures, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 11/08/24	7,989,220	1.0
250,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 05/29/26	231,875	0.0
1,402,250	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.952%, (US0001M + 3.250%), 05/30/25	1,378,879	0.2
1,684,988	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.409%, (US0003M + 5.500%), 12/20/24	1,691,832	0.2
688,409	Sandvine Corporation 2018 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/02/25	678,083	0.1
1,416,907	Solera Holdings, Inc. USD Term Loan B, 4.452%, (US0001M + 2.750%), 03/03/23	1,398,310	0.2
2,975,773	Spin Holdco Inc. 2017 Term Loan B, 5.251%, (US0003M + 3.250%), 11/14/22	2,910,059	0.4
2,044,350	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 5.702%, (US0001M + 4.250%), 07/30/25	2,030,720	0.3
2,688,994	Staples, Inc. 7 Year Term Loan, 6.781%, (US0001M + 5.000%), 04/16/26	2,658,982	0.3
1,422,960	SurveyMonkey Inc. 2018 Term Loan B, 5.340%, (US0001W + 3.750%), 10/10/25	1,426,518	0.2
EUR 1,750,000	Techem Verwaltungsgesellschaft 675 mbH EUR Term Loan B3, 3.500%, (EUR003M + 3.500%), 07/31/25	1,940,501	0.2
4,434,528	Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 4.000%), 08/20/25	4,291,790	0.5
EUR 4,255,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	4,692,921	0.6
3,064,847	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 02/28/25	3,082,087	0.4
4,261,950	Verscend Holding Corp. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/27/25	4,275,243	0.5

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
4,039,970	West Corporation 2017 Term Loan, 5.927%, (US0003M + 4.000%), 10/10/24	$3,306,040	0.4
1,841,688	West Corporation 2018 Term Loan B1, 5.427%, (US0003M + 3.500%), 10/10/24	1,457,696	0.2
2,276,625	Yak Access, LLC 2018 1st Lien Term Loan B, 6.702%, (US0001M + 5.000%), 07/11/25	2,145,719	0.3
525,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.722%, (US0001M + 10.000%), 07/10/26	459,375	0.1
		115,325,705	14.6

	Cable & Satellite Television: 3.8%
1,940,250	CSC Holdings LLC, 4.015%, (US0001M + 2.250%), 07/17/25	1,939,765	0.2
3,683,375	CSC Holdings, LLC 2019 Term Loan B5, 4.327%, (US0002M + 2.500%), 04/15/27	3,695,622	0.5
4,680,000	Numericable Group SA USD Term Loan B11, 4.452%, (US0001M + 2.750%), 07/31/25	4,570,605	0.6
7,139,063	Radiate Holdco, LLC 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 02/01/24	7,100,691	0.9
1,870,000	Telesat Canada 2019 Term Loan, 4.656%, (US0003M + 2.750%), 11/22/26	1,873,974	0.2
1,709,979	Telesat Canada Term Loan B4, 4.610%, (US0003M + 2.500%), 11/17/23	1,714,040	0.2
6,124,231	Virgin Media Bristol LLC USD Term Loan N, 4.265%, (US0001M + 2.500%), 01/31/28	6,131,463	0.8
2,841,936	WideOpenWest Finance LLC 2017 Term Loan B, 4.953%, (US0001M + 3.250%), 08/18/23	2,766,448	0.4
		29,792,608	3.8

	Chemicals & Plastics: 3.8%
1,164,855	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.163%, (US0003M + 3.250%), 09/13/23	1,132,093	0.2
877,590	Allnex USA, Inc. USD Term Loan B3, 5.163%, (US0003M + 3.250%), 09/13/23	852,908	0.1
4,334,252	Alpha 3 B.V. 2017 Term Loan B1, 5.104%, (US0003M + 3.000%), 01/31/24	4,281,881	0.5
870,000	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.354%, (US0003M + 5.250%), 08/27/26	874,350	0.1
2,073,750	Composite Resins Holding B.V. 2018 Term Loan B, 6.144%, (US0003M + 4.250%), 08/01/25	2,075,046	0.3
EUR 982,500	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,055,455	0.1
2,325,537	Diamond (BC) B.V. USD Term Loan, 4.927%, (US0003M + 3.000%), 09/06/24	2,216,237	0.3
2,390,078	Encapsys, LLC 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 11/07/24	2,399,041	0.3
EUR 2,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,817,970	0.2
1,672,363	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.795%, (US0003M + 4.750%), 10/15/25	1,630,554	0.2
8,857,793	Starfruit Finco B.V 2018 USD Term Loan B, 5.005%, (US0001M + 3.250%), 10/01/25	8,791,315	1.1
2,227,928	Tronox Finance LLC Term Loan B, 4.609%, (US0001M + 2.750%), 09/23/24	2,224,214	0.3
565,000	Univar Inc. 2019 USD Term Loan B5, 3.906%, (US0003M + 2.000%), 07/01/26	566,324	0.1
		29,917,388	3.8

	Clothing/Textiles: 0.5%
3,743,020	Varsity Brands, Inc. 2017 Term Loan B, 5.202%, (US0001M + 3.500%), 12/15/24	3,558,676	0.5

	Containers & Glass Products: 5.4%
1,452,875	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.906%, (US0006M + 3.000%), 04/22/24	1,396,576	0.2
9,112,175	Berry Global, Inc. USD Term Loan U, 4.258%, (US0001M + 2.500%), 07/01/26	9,164,060	1.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
3,588,364	BWAY Holding Company 2017 Term Loan B, 5.234%, (US0003M + 3.250%), 04/03/24	$3,522,765	0.4
3,907,713	Charter NEX US, Inc. Incremental Term Loan, 5.202%, (US0001M + 3.500%), 05/16/24	3,918,459	0.5
2,409,485	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.093%, (US0003M + 3.000%), 12/29/23	2,340,212	0.3
5,538,438	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.349%, (US0003M + 3.250%), 06/29/25	5,389,593	0.7
1,861,438	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.265%, (US0001M + 3.500%), 05/01/25	1,707,869	0.2
225,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.515%, (US0001M + 7.750%), 05/01/26	215,156	0.0
460,000	Proampac AC Borrower LLC Second Lien Term Loan, 10.404%, (US0003M + 8.500%), 11/18/24	437,000	0.1
10,487,449	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.452%, (US0001M + 2.750%), 02/05/23	10,521,313	1.3
2,768,891	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 10/31/24	2,767,160	0.3
1,205,061	Tricorbraun Holdings Inc First Lien Term Loan, 5.859%, (US0003M + 3.750%), 11/30/23	1,185,479	0.1
507,522	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 4.702%, (US0001M + 3.000%), 10/17/24	481,723	0.1
		43,047,365	5.4

	Cosmetics/Toiletries: 0.6%
2,395,800	Anastasia Parent, LLC 2018 Term Loan B, 5.677%, (US0003M + 3.750%), 08/11/25	1,952,577	0.3
2,517,236	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 06/30/24	2,491,434	0.3
		4,444,011	0.6

	Diversified Financial Services: 0.1%
1,059,933	Blucora, Inc. 2017 Term Loan B, 4.702%, (US0001M + 3.000%), 05/22/24	1,061,258	0.1

	Drugs: 1.5%
3,797,642	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.450%, (US0001M + 4.750%), 04/02/22	3,239,863	0.4
4,665,074	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.250%, (US0001M + 3.500%), 05/04/25	3,630,981	0.5
3,912,487	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.000%, (US0001M + 4.250%), 04/29/24	3,592,152	0.4
1,639,859	Horizon Pharma, Inc. 2019 Term Loan B, 4.313%, (US0001M + 2.500%), 05/22/26	1,648,828	0.2
		12,111,824	1.5

	Ecological Services & Equipment: 1.2%
5,729,390	ADS Waste Holdings Inc. Term Loan, 3.848%, (US0001W + 2.250%), 11/10/23	5,748,091	0.7
3,692,607	GFL Environmental Inc. 2018 USD Term Loan B, 4.702%, (US0001M + 3.000%), 05/30/25	3,658,450	0.5
		9,406,541	1.2

	Electronics/Electrical: 19.6%
1,782,353	ABC Financial Services, Inc. 1st Lien Term Loan, 6.013%, (US0001M + 4.250%), 01/02/25	1,771,213	0.2
2,259,001	ASG Technologies Group, Inc. 2018 Term Loan, 5.202%, (US0001M + 3.500%), 07/31/24	2,234,999	0.3
2,147,202	Barracuda Networks, Inc. 1st Lien Term Loan, 5.160%, (US0003M + 3.250%), 02/12/25	2,154,919	0.3
3,825,925	BMC Software Finance, Inc. 2018 USD Term Loan B, 5.952%, (US0001M + 4.250%), 10/02/25	3,684,844	0.5
638,534	Brave Parent Holdings, Inc. 1st Lien Term Loan, 5.927%, (US0003M + 4.000%), 04/18/25	618,048	0.1
614,059	Carbonite, Inc Term Loan B, 5.677%, (US0003M + 3.750%), 03/26/26	615,691	0.1
1,811,700	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 10/01/25	1,761,878	0.2
1,270,974	Compuware Corporation 2018 Term Loan B, 5.702%, (US0001M + 4.000%), 08/22/25	1,279,976	0.2
1,575,057	Dynatrace LLC 2018 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 08/22/25	1,584,410	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
1,677,325	EagleView Technology Corporation 2018 Add On Term Loan B, 5.409%, (US0003M + 3.500%), 08/14/25	$1,585,072	0.2
567,813	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.355%, (US0003M + 4.250%), 06/26/25	495,416	0.1
5,168,437	Epicor Software Corporation 1st Lien Term Loan, 4.960%, (US0001M + 3.250%), 06/01/22	5,176,835	0.7
1,244,600	Exact Merger Sub LLC 1st Lien Term Loan, 6.354%, (US0003M + 4.250%), 09/27/24	1,239,739	0.2
EUR 997,500	GlobalFoundries Inc EUR Term Loan B, 5.000%, (EUR002M + 5.000%), 06/05/26	1,082,560	0.1
1,710,713	GlobalFoundries Inc USD Term Loan B, 6.625%, (US0002M + 4.750%), 06/05/26	1,659,391	0.2
EUR 1,940,865	Greeneden U.S. Holdings II, LLC 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 12/01/23	2,137,871	0.3
2,100,954	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 4.952%, (US0001M + 3.250%), 12/01/23	2,103,580	0.3
1,090,000	Helios Software Holdings, Inc. USD Term Loan, 6.183%, (US0003M + 4.250%), 10/24/25	1,079,100	0.1
5,094,545	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.202%, (US0001M + 3.500%), 07/01/24	5,115,560	0.6
3,097,238	Imperva, Inc. 1st Lien Term Loan, 5.986%, (US0003M + 4.000%), 01/12/26	2,991,414	0.4
1,040,000	Imperva, Inc. 2nd Lien Term Loan, 9.736%, (US0003M + 7.750%), 01/10/27	936,000	0.1
3,000,000	Infor (US), Inc. Term Loan B6, 4.854%, (US0003M + 2.750%), 02/01/22	3,009,000	0.4
5,927,644	Informatica Corporation 2018 USD Term Loan, 4.952%, (US0001M + 3.250%), 08/05/22	5,943,696	0.7
2,532,614	Kronos Incorporated 2017 Term Loan B, 4.909%, (US0003M + 3.000%), 11/01/23	2,534,875	0.3
378,763	Lumentum Holdings 2018 1st Lien Term Loan, 4.200%, (US0001M + 2.500%), 12/10/25	380,183	0.0
984,315	MA FinanceCo., LLC USD Term Loan B3, 4.202%, (US0001M + 2.500%), 06/21/24	980,464	0.1
5,186,971	McAfee, LLC 2018 USD Term Loan B, 5.452%, (US0001M + 3.750%), 09/30/24	5,196,697	0.7
6,041,086	MH Sub I, LLC 2017 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 09/13/24	6,035,420	0.8
1,510,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.202%, (US0001M + 7.500%), 09/15/25	1,510,000	0.2
EUR 1,985,000	OVH Groupe EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 11/27/26	2,200,742	0.3
2,740,000	Project Boost Purchaser, LLC 2019 Term Loan B, 5.202%, (US0001M + 3.500%), 06/01/26	2,718,307	0.3
1,592,963	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/23	1,594,954	0.2
5,157,900	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.177%, (US0003M + 4.250%), 05/16/25	5,138,558	0.6
1,610,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.177%, (US0003M + 8.250%), 05/18/26	1,581,825	0.2
6,332,135	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/23	5,961,110	0.7
4,775,000	Riverbed Technology, Inc. 2016 Term Loan, 4.960%, (US0001M + 3.250%), 04/24/22	3,829,378	0.5
890,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/27/26	759,838	0.1
3,184,000	Rocket Software, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 11/28/25	2,881,520	0.4
4,376,250	RP Crown Parent LLC Term Loan B, 4.450%, (US0001M + 2.750%), 10/12/23	4,382,246	0.5
6,647,319	Seattle Spinco, Inc. USD Term Loan B3, 4.202%, (US0001M + 2.500%), 06/21/24	6,621,315	0.8

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
3,329,838	Severin Acquisition, LLC 2018 Term Loan B, 5.144%, (US0003M + 3.250%), 08/01/25	$3,292,377	0.4
EUR 1,000,759	SGB-SMIT Management GmbH EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 07/18/24	574,749	0.1
1,561,903	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.354%, (US0003M + 4.250%), 07/01/26	1,565,320	0.2
4,758,936	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0003M + 4.750%), 04/28/21	3,688,175	0.5
7,754,899	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 02/05/24	7,790,641	1.0
1,361,250	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.399%, (US0003M + 3.500%), 05/16/25	1,310,203	0.2
570,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.399%, (US0003M + 7.500%), 05/18/26	502,550	0.1
1,522,997	SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 3.952%, (US0001M + 2.250%), 04/16/25	1,532,833	0.2
2,339,633	SS&C Technologies Inc. 2018 Term Loan B3, 3.952%, (US0001M + 2.250%), 04/16/25	2,354,674	0.3
2,915,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.104%, (US0003M + 5.000%), 05/29/26	2,672,326	0.3
2,064,400	TriTech Software Systems 2018 Term Loan B, 5.452%, (US0001M + 3.750%), 08/29/25	1,919,892	0.2
3,263,057	TTM Technologies, Inc. 2017 Term Loan, 4.281%, (US0001M + 2.500%), 09/28/24	3,269,854	0.4
4,990,000	Ultimate Software Group Inc(The) Term Loan B, 5.452%, (US0001M + 3.750%), 05/04/26	5,019,940	0.6
6,411,675	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.267%, (US0001M + 4.500%), 01/27/23	6,008,272	0.8
4,307,450	Vertafore, Inc. 2018 1st Lien Term Loan, 4.952%, (US0001M + 3.250%), 07/02/25	4,188,995	0.5
1,070,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 8.952%, (US0001M + 7.250%), 07/02/26	1,047,263	0.1
665,946	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.513%, (US0001M + 7.750%), 10/09/26	642,084	0.1
1,635,616	Web.com Group, Inc. 2018 Term Loan B, 5.513%, (US0001M + 3.750%), 10/10/25	1,610,400	0.2
1,576,000	Xperi Corporation 2018 Term Loan B1, 4.202%, (US0001M + 2.500%), 12/01/23	1,553,838	0.2
		155,113,030	19.6

	Financial Intermediaries: 2.9%
3,230,418	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 06/15/25	3,226,380	0.4
1,047,738	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 04/23/26	1,051,667	0.2
2,502,225	Cushman & Wakefield U.S. Borrower, LLC 2018 Add On Term Loan B, 4.952%, (US0001M + 3.250%), 08/21/25	2,514,331	0.3
5,704,400	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 4.972%, (US0001M + 3.250%), 07/21/25	5,688,000	0.7
2,428,163	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 07/03/24	2,441,821	0.3
3,799,677	LPL Holdings, Inc. 2019 Term Loan B1, 3.450%, (US0001M + 1.750%), 11/12/26	3,817,091	0.5
794,367	VFH Parent LLC 2019 Term Loan B, 6.044%, (US0001M + 3.500%), 03/01/26	794,202	0.1
3,203,182	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.349%, (US0003M + 3.250%), 07/01/26	3,224,537	0.4
		22,758,029	2.9

	Food Products: 3.0%
2,302,600	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.508%, (US0001M + 3.750%), 10/01/25	2,315,073	0.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
205,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.508%, (US0003M + 7.750%), 10/01/26	$202,950	0.0
2,316,425	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.734%, (US0003M + 3.750%), 07/07/24	2,333,798	0.3
3,398,011	B&G Foods, Inc. 2019 Term Loan B4, 4.202%, (US0001M + 2.500%), 10/10/26	3,415,708	0.4
864,063	CHG PPC Parent LLC 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 03/31/25	868,383	0.1
1,344,567	Del Monte Foods, Inc. 1st Lien Term Loan, 5.165%, (US0003M + 3.250%), 02/18/21	1,176,017	0.2
6,555,224	IRB Holding Corp 1st Lien Term Loan, 5.216%, (US0003M + 3.250%), 02/05/25	6,566,834	0.8
2,331,997	JBS USA Lux S.A. 2019 Term Loan B, 4.202%, (US0001M + 2.500%), 05/01/26	2,344,142	0.3
668,489	NPC International, Inc. 1st Lien Term Loan, 5.427%, (US0003M + 3.500%), 04/19/24	333,130	0.1
605,000	NPC International, Inc. 2nd Lien Term Loan, 9.427%, (US0003M + 7.500%), 04/18/25	77,390	0.0
EUR 3,785,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	4,144,247	0.5
		23,777,672	3.0

	Food Service: 1.7%
897,750	Carrols Restaurant Group, Inc. Term Loan B, 4.960%, (US0001M + 3.250%), 04/30/26	875,867	0.1
548,175	Fogo De Chao, Inc. 2018 Add On Term Loan, 5.952%, (US0001M + 4.250%), 04/07/25	549,888	0.1
4,603,063	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.683%, (US0003M + 2.750%), 10/04/23	4,610,975	0.6
2,207,063	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.389%, (US0001M + 3.688%), 05/23/25	2,054,224	0.2
2,480,000	US Foods, Inc. 2019 Term Loan B, 3.702%, (US0001M + 2.000%), 09/13/26	2,489,300	0.3
3,000,000	Welbilt, Inc. 2018 Term Loan B, 4.734%, (US0001M + 2.500%), 10/23/25	3,011,175	0.4
		13,591,429	1.7

	Food/Drug Retailers: 2.3%
4,809,524	Albertsons, LLC 2019 Term Loan B7, 4.452%, (US0001M + 2.750%), 11/17/25	4,848,577	0.6
2,646,144	Albertsons, LLC 2019 Term Loan B8, 4.452%, (US0001M + 2.750%), 08/17/26	2,666,935	0.3
EUR 1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.000%, (EUR003M + 3.000%), 06/23/25	1,106,758	0.1
2,762,941	EG Finco Limited 2018 USD Term Loan, 6.104%, (US0003M + 4.000%), 02/07/25	2,694,559	0.4
517,125	EG Group Limited 2018 USD Term Loan B, 6.104%, (US0003M + 4.000%), 02/07/25	504,326	0.1
4,033,499	Moran Foods LLC Term Loan, 8.104%, (US0003M + 6.000%), 12/05/23	1,478,951	0.2
1,480,000	Portillo Restaurant Group (The) Term Loan, 7.406%, (US0003M + 5.500%), 08/02/24	1,476,914	0.2
3,831,050	United Natural Foods, Inc. Term Loan B, 5.952%, (US0001M + 4.250%), 10/22/25	3,161,811	0.4
		17,938,831	2.3

	Forest Products: 0.5%
2,836,969	Blount International Inc. 2018 Term Loan B, 5.946%, (US0006M + 3.750%), 04/12/23	2,841,105	0.3
1,385,000	LABL, Inc. 2019 USD Term Loan, 6.281%, (US0001M + 4.500%), 07/01/26	1,381,538	0.2
		4,222,643	0.5

	Health Care: 15.4%
784,075	Accelerated Health Systems, LLC Term Loan B, 5.258%, (US0001M + 3.500%), 10/31/25	786,035	0.1
2,597,314	ADMI Corp. 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 04/30/25	2,573,504	0.3
805,950	Agiliti Health, Inc Term Loan, 4.813%, (US0001M + 3.000%), 01/04/26	805,950	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
2,073,072	Air Methods Corporation 2017 Term Loan B, 5.604%, (US0003M + 3.500%), 04/22/24	$1,724,106	0.2
3,730,920	Athenahealth, Inc. 2019 Term Loan B, 6.401%, (US0003M + 4.500%), 02/11/26	3,733,998	0.5
2,833,552	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.202%, (US0001M + 3.500%), 05/10/23	2,789,867	0.4
3,805,876	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.441%, (US0001M + 3.750%), 02/27/26	3,790,017	0.5
7,435,805	Bausch Health Companies, Inc. 2018 Term Loan B, 4.765%, (US0001M + 3.000%), 06/02/25	7,478,144	0.9
662,641	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 4.952%, (US0001M + 3.250%), 09/01/24	619,569	0.1
6,852,850	Change Healthcare Holdings LLC 2017 Term Loan B, 4.202%, (US0001M + 2.500%), 03/01/24	6,860,806	0.9
4,091,107	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 06/07/23	4,097,927	0.5
EUR 1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,105,702	0.1
5,261,323	Concentra Inc. 2018 1st Lien Term Loan, 4.540%, (US0003M + 2.500%), 06/01/22	5,272,241	0.7
4,661,064	DaVita, Inc. 2019 Term Loan B, 3.952%, (US0001M + 2.250%), 08/12/26	4,693,109	0.6
1,717,902	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 06/06/25	1,682,828	0.2
1,705,781	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.409%, (US0003M + 4.500%), 12/20/24	1,530,938	0.2
1,540,000	Emerald TopCo Inc Term Loan, 5.202%, (US0001M + 3.500%), 07/24/26	1,535,187	0.2
10,649,525	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.416%, (US0001M + 3.750%), 10/10/25	8,503,646	1.1
4,147,189	ExamWorks Group, Inc. 2017 Term Loan, 4.952%, (US0001M + 3.250%), 07/27/23	4,171,380	0.5
7,625,243	Global Medical Response, Inc. 2018 Term Loan B1, 4.972%, (US0001M + 3.250%), 04/28/22	7,222,538	0.9
2,666,221	GoodRx, Inc. 1st Lien Term Loan, 4.503%, (US0003M + 2.750%), 10/10/25	2,669,554	0.3
2,495,718	Inovalon Holdings, Inc. 2018 Term Loan B, 5.313%, (US0001M + 3.500%), 04/02/25	2,504,688	0.3
8,319,028	Jaguar Holding Company II 2018 Term Loan, 4.202%, (US0001M + 2.500%), 08/18/22	8,338,960	1.1
860,000	Medical Solutions L.L.C. 2017 Term Loan, 6.202%, (US0001M + 4.500%), 06/14/24	856,775	0.1
2,663,141	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.854%, (US0003M + 2.750%), 06/07/23	2,550,789	0.3
1,550,039	nThrive, Inc. 2016 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 10/20/22	1,278,782	0.2
3,337,818	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.306%, (US0003M + 3.250%), 06/30/25	3,301,309	0.4
2,778,038	Phoenix Guarantor Inc Term Loan B, 6.270%, (US0001M + 4.500%), 03/05/26	2,796,267	0.4
2,342,300	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 11/17/25	2,356,696	0.3
5,023,758	Select Medical Corporation 2017 Term Loan B, 4.580%, (US0003M + 2.500%), 03/06/25	5,015,343	0.6
4,218,747	Sotera Health Holdings, LLC 2017 Term Loan, 4.927%, (US0003M + 3.000%), 05/15/22	4,207,145	0.5
1,630,000	Sotera Health Holdings, LLC 2019 Term Loan, 6.156%, (US0003M + 4.250%), 11/20/26	1,626,605	0.2
3,780,405	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.960%, (US0001M + 3.250%), 09/02/24	3,739,055	0.5
1,854,283	Team Health Holdings, Inc. 1st Lien Term Loan, 4.452%, (US0001M + 2.750%), 02/06/24	1,321,176	0.2
918,850	Tecomet Inc. 2017 Repriced Term Loan, 5.013%, (US0001M + 3.250%), 05/01/24	920,285	0.1

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,146,044	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.702%, (US0001M + 3.000%), 06/23/24	$1,134,584	0.1
3,019,837	Vizient, Inc. 2019 Term Loan B5, 4.452%, (US0001M + 2.750%), 05/06/26	3,030,407	0.4
2,937,873	Wink Holdco, Inc 1st Lien Term Loan B, 4.702%, (US0001M + 3.000%), 12/02/24	2,906,659	0.4
		121,532,571	15.4

	Home Furnishings: 0.3%
2,735,000	Prime Security Services Borrower, LLC 2019 Term Loan B1, 5.035%, (US0001M + 3.250%), 09/23/26	2,707,992	0.3

	Industrial Equipment: 2.7%
1,915,000	APi Group DE, Inc. Term Loan B, 4.202%, (US0001M + 2.500%), 10/01/26	1,927,867	0.2
828,738	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.452%, (US0001M + 3.750%), 11/17/25	800,768	0.1
1,617,594	EWT Holdings III Corp. 2017 Repriced Term Loan, 4.702%, (US0001M + 3.000%), 12/20/24	1,624,671	0.2
4,108,423	Filtration Group Corporation 2018 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/29/25	4,125,111	0.5
EUR 2,927,595	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	3,244,438	0.4
2,256,353	Gardner Denver, Inc. 2017 USD Term Loan B, 4.452%, (US0001M + 2.750%), 07/30/24	2,267,630	0.3
2,205,000	Granite Holdings US Acquisition Co. Term Loan B, 7.354%, (US0003M + 5.250%), 09/30/26	2,155,387	0.3
2,036,606	Kenan Advantage Group, Inc. 2015 Term Loan, 4.702%, (US0001M + 3.000%), 07/31/22	1,995,874	0.3
566,045	Kenan Advantage Group, Inc. CAD Term Loan B, 4.702%, (US0001M + 3.000%), 07/31/22	554,724	0.1
EUR 2,000,000	Kiloutou NewCo 2018 EUR Term Loan B, 3.500%, (EUR001M + 3.500%), 01/31/25	2,211,587	0.3
265,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.520%, (US0001M + 6.750%), 02/02/26	257,713	0.0
		21,165,770	2.7

	Insurance: 8.5%
1,019,875	Achilles Acquisition LLC 2018 Term Loan, 5.750%, (US0001M + 4.000%), 10/13/25	1,018,600	0.1
6,842,881	Acrisure, LLC 2017 Term Loan B, 6.354%, (US0003M + 4.250%), 11/22/23	6,817,220	0.9
2,710,712	Acrisure, LLC 2018 Term Loan B, 5.854%, (US0003M + 3.750%), 11/22/23	2,688,124	0.3
1,481,998	Alera Group Holdings, Inc. 2018 Term Loan B, 6.202%, (US0001M + 4.500%), 08/01/25	1,491,260	0.2
6,727,384	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/25	6,673,564	0.8
114,713	Alliant Holdings Intermediate, LLC Term Loan B, 5.015%, (US0001M + 3.250%), 05/09/25	114,300	0.0
3,792,734	AmWINS Group, Inc. 2017 Term Loan B, 4.465%, (US0001M + 2.750%), 01/25/24	3,807,431	0.5
4,943,272	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.354%, (US0003M + 3.250%), 09/19/24	4,929,149	0.6
650,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.104%, (US0003M + 7.000%), 09/19/25	661,916	0.1
947,838	Aretec Group, Inc. 2018 Term Loan, 5.952%, (US0001M + 4.250%), 10/01/25	899,261	0.1
6,295,336	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.202%, (US0001M + 3.500%), 10/22/24	6,286,680	0.8
5,304,349	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.460%, (US0001M + 2.750%), 04/29/24	5,282,246	0.7
6,431,138	Hub International Limited 2018 Term Loan B, 4.690%, (US0003M + 2.750%), 04/25/25	6,348,234	0.8
5,847,620	NFP Corp. Term Loan B, 4.702%, (US0001M + 3.000%), 01/08/24	5,789,144	0.7

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
9,304,862	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 12/31/25	$9,159,474	1.2
5,226,089	USI, Inc. 2017 Repriced Term Loan, 5.104%, (US0003M + 3.000%), 05/16/24	5,165,989	0.7
		67,132,592	8.5

	Leisure Good/Activities/Movies: 8.1%
460,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.452%, (US0001M + 8.750%), 04/27/26	423,200	0.1
5,328,237	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/26	5,356,877	0.7
3,829,821	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.202%, (US0001M + 2.500%), 05/23/25	3,842,586	0.5
1,679,445	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.854%, (US0003M + 2.750%), 09/18/24	1,539,211	0.2
7,170,548	Crown Finance US, Inc. 2018 USD Term Loan, 3.952%, (US0001M + 2.250%), 02/28/25	7,159,025	0.9
2,755,000	Crown Finance US, Inc. 2019 Incremental Term Loan, 4.202%, (US0001M + 2.500%), 09/30/26	2,750,868	0.4
3,552,587	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.202%, (US0001M + 2.500%), 02/01/24	3,530,383	0.5
4,090,370	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.702%, (US0001M + 3.000%), 03/08/24	4,091,903	0.5
4,576,758	Fitness International, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 04/18/25	4,553,874	0.6
EUR 987,500	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,097,208	0.1
EUR 3,735,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	4,104,292	0.5
1,600,625	GVC Holdings PLC 2018 USD Term Loan B2, 4.446%, (US0006M + 2.250%), 03/29/24	1,600,625	0.2
EUR 2,000,000	GVC Holdings PLC 2019 EUR Term Loan B, 2.500%, (EUR006M + 2.500%), 03/29/24	2,214,617	0.3
3,181,141	Intrawest Resorts Holdings, Inc. Term Loan B1, 4.452%, (US0001M + 2.750%), 07/31/24	3,195,059	0.4
3,182,930	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.200%, (US0001M + 3.500%), 07/03/24	3,189,535	0.4
4,773,346	Life Time, Inc. 2017 Term Loan B, 4.658%, (US0003M + 2.750%), 06/10/22	4,781,552	0.6
348,485	Motion Finco Sarl Delayed Draw Term Loan B2, 5.156%, (US0003M + 3.250%), 11/04/26	351,679	0.0
2,651,515	Motion Finco Sarl USD Term Loan B1, 5.156%, (US0003M + 3.250%), 11/13/26	2,675,822	0.3
1,180,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 8.702%, (US0001M + 7.000%), 10/19/26	1,073,800	0.1
1,250,539	SRAM, LLC 2018 Term Loan B, 4.515%, (US0001M + 2.750%), 03/15/24	1,256,792	0.2
EUR 908,274	Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	996,150	0.1
1,554,102	Thor Industries, Inc. USD Term Loan B, 5.563%, (US0001M + 3.750%), 02/01/26	1,547,284	0.2
868,438	WeddingWire, Inc. 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 12/19/25	870,609	0.1
315,000	WeddingWire, Inc. 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 12/21/26	311,850	0.0
1,525,688	Zodiac Pool Solutions LLC 2018 Term Loan B, 3.952%, (US0001M + 2.250%), 07/02/25	1,531,091	0.2
		64,045,892	8.1

	Leisure Time: 0.3%
3,110,625	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 05/30/25	2,329,858	0.3

	Lodging & Casinos: 6.4%
10,714,836	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.452%, (US0001M + 2.750%), 12/23/24	10,654,565	1.3

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Lodging & Casinos: (continued)
673,705	Eldorado Resorts LLC 2017 Term Loan B, 4.401%, (US0001M + 2.250%), 04/17/24	$673,810	0.1
4,481,503	Everi Payments Inc. Term Loan B, 4.702%, (US0001M + 3.000%), 05/09/24	4,491,004	0.6
3,289,559	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.700%, (US0001M + 3.000%), 10/21/24	3,302,921	0.4
4,842,304	PCI Gaming Authority Term Loan, 4.702%, (US0001M + 3.000%), 05/29/26	4,875,091	0.6
8,590,055	Scientific Games International, Inc. 2018 Term Loan B5, 4.452%, (US0001M + 2.750%), 08/14/24	8,568,580	1.1
10,714,382	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.604%, (US0003M + 3.500%), 07/10/25	10,778,443	1.3
7,665,525	Station Casinos LLC 2016 Term Loan B, 4.210%, (US0001M + 2.500%), 06/08/23	7,694,256	1.0
		51,038,670	6.4

	Nonferrous Metals/Minerals: 1.1%
8,044,411	Covia Holdings Corporation Term Loan, 6.043%, (US0003M + 4.000%), 06/01/25	5,705,249	0.7
3,324,023	U.S. Silica Company 2018 Term Loan B, 5.750%, (US0001M + 4.000%), 05/01/25	2,855,336	0.4
		8,560,585	1.1

	Oil & Gas: 1.8%
1,096,125	Brazos Delaware II, LLC Term Loan B, 5.722%, (US0001M + 4.000%), 05/21/25	887,861	0.1
1,395,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.452%, (US0001M + 6.750%), 10/29/25	990,450	0.1
1,380,413	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.210%, (US0001M + 4.500%), 12/23/24	1,232,018	0.2
2,272,050	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.349%, (US0003M + 3.250%), 10/01/25	2,247,437	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.034%, (US0003M + 6.000%), 07/02/23	1,465,401	0.2
1,925,175	Lower Cadence Holdings LLC Term Loan B, 5.702%, (US0001M + 4.000%), 05/22/26	1,828,114	0.2
2,279,288	Lucid Energy Group II LLC Incremental Term Loan B2, 4.708%, (US0001M + 3.000%), 02/19/25	1,960,187	0.3
1,974,925 (1)	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.104%, (US0003M + 5.000%), 05/09/25	968,329	0.1
441,663	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 4.952%, (US0001M + 3.250%), 09/29/25	442,767	0.1
1,001,056	Navitas Midstream Midland Basin, LLC Term Loan B, 6.202%, (US0001M + 4.500%), 12/13/24	928,480	0.1
1,147,125	UGI Energy Services, LLC Term Loan B, 5.452%, (US0001M + 3.750%), 08/13/26	1,153,339	0.1
		14,104,383	1.8

	Publishing: 0.7%
5,167,112	Meredith Corporation 2018 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	5,196,983	0.7

	Radio & Television: 5.4%
2,807,619	A-L Parent LLC 2016 1st Lien Term Loan, 4.960%, (US0001M + 3.250%), 12/01/23	2,819,902	0.4
4,000,000	Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.202%, (US0001M + 3.500%), 08/21/26	4,016,876	0.5
925,000	Cumulus Media New Holdings Inc. Term Loan B, 5.452%, (US0001M + 3.750%), 03/31/26	931,591	0.1
4,705,000	Diamond Sports Group, LLC Term Loan, 4.960%, (US0001M + 3.250%), 08/24/26	4,701,081	0.6
4,141,254	Entercom Media Corp. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 11/18/24	4,163,650	0.5
3,575,121	NASCAR Holdings, Inc Term Loan B, 4.513%, (US0001M + 2.750%), 10/19/26	3,602,771	0.5
9,196,706	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.452%, (US0001M + 2.750%), 09/18/26	9,243,507	1.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
5,630,098	Sinclair Television Group Inc. Term Loan B2B, 4.270%, (US0001M + 2.500%), 09/30/26	$5,661,700	0.7
7,706,515	Univision Communications Inc. Term Loan C5, 4.452%, (US0001M + 2.750%), 03/15/24	7,558,003	0.9
		42,699,081	5.4

	Rail Industries: 0.1%
950,000	Genesee & Wyoming Inc. (New) Term Loan, 3.906%, (US0003M + 2.000%), 11/06/26	957,719	0.1

	Retailers (Except Food & Drug): 4.0%
1,175,708	Abercrombie & Fitch Management Co. 2018 Term Loan B1, 5.220%, (US0001M + 3.500%), 08/07/21	1,176,811	0.2
1,465,950	Academy, Ltd. 2015 Term Loan B, 5.783%, (US0001M + 4.000%), 07/01/22	1,108,258	0.1
3,557,591	Bass Pro Group, LLC Term Loan B, 6.702%, (US0001M + 5.000%), 09/25/24	3,505,337	0.4
2,921,619	Belk, Inc. TL B 1L, 6.803%, (US0002M + 4.750%), 12/12/22	2,337,295	0.3
2,355,814	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.509%, (US0001M + 2.750%), 02/03/24	2,364,916	0.3
4,532,009	Jo-Ann Stores, Inc. 2016 Term Loan, 6.934%, (US0003M + 5.000%), 10/20/23	3,382,012	0.4
4,128,525	Leslies Poolmart, Inc. 2016 Term Loan, 5.344%, (US0001M + 3.500%), 08/16/23	3,870,493	0.5
4,432,990	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.031%, (US0001M + 3.250%), 04/09/25	3,047,681	0.4
EUR 5,909,551	Peer Holding III B.V. 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 03/08/25	6,491,960	0.8
5,582,500	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.177%, (US0003M + 3.250%), 01/26/23	4,432,505	0.6
		31,717,268	4.0

	Software: 0.5%
4,278,158	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0006M + 3.500%), 06/13/24	4,190,811	0.5

	Steel: 0.3%
2,829,486	GrafTech Finance, Inc. 2018 Term Loan B, 5.202%, (US0001M + 3.500%), 02/12/25	2,765,823	0.3

	Surface Transport: 1.4%
5,047,594	Navistar International Corporation 2017 1st Lien Term Loan B, 5.270%, (US0001M + 3.500%), 11/06/24	5,030,240	0.6
3,550,075	PODS, LLC 2018 1st Lien Term Loan, 4.515%, (US0001M + 2.750%), 12/06/24	3,558,950	0.5
2,485,374	Savage Enterprises LLC 2018 1st Lien Term Loan B, 5.770%, (US0001M + 4.000%), 08/01/25	2,512,092	0.3
		11,101,282	1.4

	Telecommunications: 9.1%
686,530	Altice Financing SA 2017 USD Term Loan B, 4.515%, (US0001M + 2.750%), 07/15/25	671,941	0.1
1,930,600	Altice Financing SA USD 2017 1st Lien Term Loan, 4.472%, (US0001M + 2.750%), 01/31/26	1,894,401	0.2
970,151	Altice France S.A. USD Term Loan B12, 5.453%, (US0001M + 3.688%), 01/31/26	961,156	0.1
2,215,000	Asurion LLC 2017 2nd Lien Term Loan, 8.202%, (US0001M + 6.500%), 08/04/25	2,228,153	0.3
5,153,275	Asurion LLC 2017 Term Loan B4, 4.702%, (US0001M + 3.000%), 08/04/22	5,168,307	0.7
6,007,260	Asurion LLC 2018 Term Loan B6, 4.702%, (US0001M + 3.000%), 11/03/23	6,018,523	0.8
4,199,362	Asurion LLC 2018 Term Loan B7, 4.702%, (US0001M + 3.000%), 11/03/24	4,208,110	0.5
4,843,984	Avaya, Inc. 2018 Term Loan B, 6.015%, (US0001M + 4.250%), 12/15/24	4,633,271	0.6
10,773,585	CenturyLink, Inc. 2017 Term Loan B, 4.452%, (US0001M + 2.750%), 01/31/25	10,783,690	1.4
4,875,000	CommScope, Inc. 2019 Term Loan B, 4.952%, (US0001M + 3.250%), 04/06/26	4,850,625	0.6
1,505,000	Connect Finco Sarl Term Loan B, 6.406%, (US0003M + 4.500%), 09/23/26	1,500,297	0.2

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
2,133,073	Consolidated Communications, Inc. 2016 Term Loan B, 4.710%, (US0001M + 3.000%), 10/04/23	$1,974,426	0.2
4,370,800	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.604%, (US0003M + 3.500%), 08/01/24	3,551,275	0.4
2,438,813	Global Tel*Link Corporation 2018 1st Lien Term Loan, 5.952%, (US0001M + 4.250%), 11/29/25	2,109,573	0.3
1,700,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 9.952%, (US0001M + 8.250%), 11/29/26	1,400,800	0.2
3,721,734	GTT Communications, Inc. 2018 USD Term Loan B, 4.450%, (US0001M + 2.750%), 05/31/25	2,871,939	0.4
3,460,000	Iridium Satellite LLC Term Loan, 5.452%, (US0001M + 3.750%), 11/04/26	3,499,465	0.4
3,201,940	Level 3 Financing Inc. 2017 Term Loan B, 3.952%, (US0001M + 1.750%), 02/22/24	3,204,607	0.4
2,220,819	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.202%, (US0001M + 4.500%), 11/01/24	1,606,392	0.2
1,821,938	Speedcast International Limited Term Loan B, 4.854%, (US0003M + 2.750%), 05/15/25	1,667,073	0.2
5,026,125	Sprint Communications, Inc. 1st Lien Term Loan B, 4.250%, (US0001M + 2.500%), 02/02/24	4,975,864	0.6
2,125,000	Telenet Financing USD LLC USD Term Loan AN, 4.015%, (US0001M + 2.250%), 08/15/26	2,128,187	0.3
		71,908,075	9.1

	Utilities: 2.2%
4,912,500	Calpine Construction Finance Company, L.P. 2017 Term Loan B, 4.202%, (US0001M + 2.500%), 01/15/25	4,930,156	0.6
3,000,000	Calpine Corporation 2019 Term Loan B10, 4.202%, (US0001M + 2.500%), 08/12/26	3,012,657	0.4
826,441	Edgewater Generation, L.L.C. Term Loan, 5.452%, (US0001M + 3.750%), 12/13/25	786,152	0.1
1,453,858	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/26	1,412,060	0.2
2,063,568	LMBE-MC Holdco II LLC Term Loan B, 6.020%, (US0003M + 4.000%), 11/14/25	2,053,250	0.3
1,930,520	Longview Power LLC Term Loan B, 7.930%, (US0003M + 6.000%), 04/13/21	1,087,525	0.1
1,790,865	Nautilus Power, LLC Term Loan B, 5.952%, (US0001M + 4.250%), 05/16/24	1,752,062	0.2
1,845,750	Sabre Industries, Inc. 2019 Term Loan B, 5.972%, (US0001M + 4.250%), 04/15/26	1,853,825	0.2
976,890	Southeast PowerGen, LLC Term Loan B, 5.210%, (US0001M + 3.500%), 12/02/21	903,623	0.1
		17,791,310	2.2

	Total Senior Loans
	(Cost $1,181,194,381)	1,138,871,154	143.9

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
46,262 (3)	Cumulus Media, Inc. Class-A	802,183	0.1
43,777 (3)	Everyware Global, Inc.	1,314	0.0
4,398 (3)	Harvey Gulf International Marine LLC	30,786	0.0
19,651 (3)	Harvey Gulf International Marine LLC - Warrants	137,557	0.0
205,396 (3)	Longview Power LLC	29,166	0.0
75,853 (3)	Millennium Health, LLC	455	0.0
– (4)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
407 (3)	Southcross Holdings GP LLC	–	0.0
407 (3)	Southcross Holdings LP- Class A	151,404	0.0
	Total Equities and Other Assets
	(Cost $4,995,272)	1,152,865	0.1

	Total Investments (Cost $1,186,189,653)	$1,140,024,019	144.0
	Liabilities in Excess of Other Assets	(348,311,509)	(44.0)
	Net Assets	$791,712,510	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Senior Loan is on non-accrual status at November 30, 2019.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
EUR002M	2-month EURIBOR
EUR003M	3-month EURIBOR
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2019
Asset Table
Investments, at fair value
Senior Loans	$–	$1,138,871,154	$–	$1,138,871,154
Equities and Other Assets	802,183	350,682	–	1,152,865
Total Investments, at fair value	$802,183	$1,139,221,836	$–	$1,140,024,019
Other Financial Instruments+
Forward Foreign Currency Contracts	–	259,842	–	259,842
Total Assets	$802,183	$1,139,481,678	$–	$1,140,283,861
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(139)	$–	$(139)
Total Liabilities	$–	$(139)	$–	$(139)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2019, the following forward foreign currency contracts were outstanding for Voya Prime Rate Trust:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 43,123,169	EUR 38,880,000	State Street Bank & Trust Co.	12/12/19	$259,842
USD 1,829,931	EUR 1,660,000	State Street Bank & Trust Co.	12/12/19	(139)
				$259,703

Currency Abbreviations

EUR	-	EU Euro
USD	-	United States Dollar

At November 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Prime Rate Trust	PORTFOLIO OF INVESTMENTS
as of November 30, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,187,134,353.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,013,859
Gross Unrealized Depreciation	(48,752,405)
Net Unrealized Depreciation	$(46,738,546)